Share Based Payment Arrangements - Summary of Changes to Outstanding RSUs (Details)				12 Months Ended
	Apr. 30, 2025 Party	Feb. 18, 2025 Party	Feb. 08, 2024 Party	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Granted | Party	27,917	38,566	30,842
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year | shares				158	192
Number of equity instruments, Granted | shares				93	51
Number of equity instruments, Reinvested | shares				3	2
Number of equity instruments, Settled | shares				(58)	(82)
Number of equity instruments, Forfeited | shares				(3)	(5)
Number of equity instruments, Balance, end of year | shares				193	158
Weighted average grant date fair value, Balance, beginning of year | $				$ 115.34	$ 93.62
Weighted average grant date fair value, Granted | $				113.45	137.21
Weighted average grant date fair value, Reinvested | $				121.45	104.17
Weighted average grant date fair value, Settled | $				99.84	77.79
Weighted average grant date fair value, Forfeited | $				123.99	115.83
Weighted average grant date fair value, Balance, end of year | $				$ 119.05	$ 115.34